Financial Assets at Amortized Cost - Schedule of Financial Assets at Amortized Cost (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [line items]
Corporate bonds	$ 145,960.6		$ 129,727.4
Less: Allowance for impairment loss	(531.5)		(331.6)	$ (347.0)	$ (246.6)
Current portion	66,761.2	$ 2,180.3	94,600.2
Noncurrent portion	79,199.4	$ 2,586.5	35,127.2
Corporate bonds [member]
Disclosure of financial assets [line items]
Corporate bonds	113,851.9		81,041.0
Less: Allowance for impairment loss	(82.7)		(56.4)
Commercial paper [member]
Disclosure of financial assets [line items]
Debt instruments held	18,387.9		48,742.8
Government bonds/Agency bonds [member]
Disclosure of financial assets [line items]
Debt instruments held	$ 13,803.5		$ 0.0